Accounts Receivable, Net	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET
5.
ACCOUNTS RECEIVABLE, NET

	As of December 31,
	2024	2025	2025
	RMB	RMB	US$
	(In thousands)
Accounts receivable	2,281,804	2,629,859	376,065
Allowance for credit losses	(90,626)	(107,191)	(15,328)
Accounts receivable, net	2,191,178	2,522,668	360,737

The following table presents movements of the allowance for credit losses:

	As of December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	US$
	(In thousands)
Balance at the beginning of the year	130,148	147,495	90,626	12,959
Provisions/(Reversals)	40,328	(29,129)	18,851	2,696
Write-offs	(22,981)	(27,740)	(2,286)	(327)
Balance at the end of the year	147,495	90,626	107,191	15,328